Leasing - Lease liability (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Lease liabilities, opening balance	kr 147	kr 153
Interest expense accrued	1	1
Payments of lease liability	(28)	(23)	kr (24)
Additions	5	16
Lease liabilities, closing balance	kr 125	kr 147	kr 153